Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 18,628,365	$ 15,947,268
Accounts receivable, net	23,689,583	13,595,396
Notes receivable		547,259
Notes receivable - related party, current	968,277
Prepayments	1,277,149	504,780
Due from related parties, net	219,051	248,866
Restricted cash		500,000
Other current assets	1,084,929	1,041,923
Total current assets	45,867,354	32,385,492
Cost method investments	3,688,676
Notes receivable - related party, non-current		907,297
Property and equipment, net	6,067,338	4,360,976
Deferred tax assets	313,463	69,864
Total non-current assets	10,069,477	5,338,137
Total assets	55,936,831	37,723,629
LIABILITIES AND EQUITY
Short term loan	3,842,371
Accounts payable	495,177	664,838
Accounts payable - related parties	46,661	129,489
Accrued liabilities and other payables	4,724,823	3,603,471
Deferred revenue	607,660	607,160
Wages payable	5,565,078	2,885,735
Income taxes payable	541,321	883,654
Due to related parties		446,050
Total current liabilities	15,823,091	9,220,397
Total liabilities	15,823,091	9,220,397
Equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 shares issued and outstanding as of December 31, 2017 and 2016	18,330	18,330
Additional paid-in capital	11,202,396	11,178,774
Retained earnings	25,292,402	17,226,261
Statutory reserves	2,597,031	2,067,835
Accumulated other comprehensive income (loss)	80,868	(1,987,968)
Total China Customer Relations Centers, Inc. shareholders' equity	39,191,027	28,503,232
Noncontrolling interest	922,713
Total equity	40,113,740	28,503,232
Total liabilities and equity	$ 55,936,831	$ 37,723,629